Interest-bearing loans and borrowings - Unsecured related party loan (Details) $ / shares in Units, $ in Thousands							12 Months Ended
	Nov. 08, 2023 USD ($) $ / shares	Sep. 26, 2023 $ / shares	Apr. 12, 2023 $ / shares	Mar. 11, 2022 $ / shares	Jan. 11, 2022 $ / shares	Apr. 09, 2021 $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 € / shares	Dec. 27, 2023 USD ($)	Dec. 31, 2022 € / shares	Dec. 31, 2021 € / shares
Disclosure of detailed information about borrowings [line items]
Par value per share | € / shares										€ 0.01		€ 0.01	€ 0.02
Share price per ADS (usd per share)		$ 2.06	$ 2.06	$ 3.00	$ 4.70	$ 5.50
Interest on loans | $							$ 9,584	$ 8,146	$ 7,462
Ordinary shares [member]
Disclosure of detailed information about borrowings [line items]
Par value per share		$ 0.7075	$ 0.515
Security Purchase Agreement
Disclosure of detailed information about borrowings [line items]
Share price per ADS (usd per share)	$ 3.03
Security Purchase Agreement | Ordinary shares [member]
Disclosure of detailed information about borrowings [line items]
Par value per share	0.7575
Security Purchase Agreement | Ordinary Shares And ADS
Disclosure of detailed information about borrowings [line items]
Par value per share	$ 0.01
Unsecured related party loan
Disclosure of detailed information about borrowings [line items]
Interest on loans | $							$ 127
Unsecured related party loan | Security Purchase Agreement
Disclosure of detailed information about borrowings [line items]
Notional amount | $	$ 6,000
Borrowings, interest rate	9.50%
Unsecured related party loan | Second Security Purchase Agreement
Disclosure of detailed information about borrowings [line items]
Notional amount | $											$ 3,000
Borrowings, interest rate											9.50%